Provisions for legal proceedings - Summary of reconciliation of Judicial Deposits with Legal Proceedings (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Non-current judicial deposits (assets) [abstract]
Opening Balance	$ 6,711	$ 5,582
Additions	1,072	1,883
Use	(115)	(86)
Accruals and charges	146	294
Others		26
Transfer to assets held for sale	(313)
Cumulative translation adjustment	66	(988)
Closing Balance	$ 7,567	$ 6,711